Label	Element	Value
Amplify High Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Amplify High Income ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Amplify ETF Trust
(the “Trust”)

Amplify High Income ETF

(the “Fund”)

July 15, 2021

Supplement To the Fund’s Summary Prospectus and Prospectus
Dated March 1, 2021

IMPORTANT NOTICE REGARDING CHANGES IN THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

This Supplement updates certain information in the Fund’s Summary Prospectus and Prospectus, which take effect on or about July 16, 2021.

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and return of the ISE High Income™ Index (the “Index”). Effective July 19, 2021, the Index changed its methodology to, among other things:

•	The number of constituents that comprise the Index was changed from 30 to 45;

•	Initial weights of Index constituents are set so that no constituent may initially exceed 3% and no constituent may exceed 100% of the ratio between the security’s six-month average daily traded value and $10 million; and

•	The Index is evaluated, reconstituted and rebalanced semi-annually each January and July, instead of annually.

Accordingly, the Fund’s Principal Investment Strategies is hereby revised and replaced in its entirety with the below:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its total assets in securities of the Index. Because the Index is comprised of securities issued by other investment companies (as opposed to operating companies), the Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it invests its assets in shares of funds that are included in the Index. The Index seeks to measure the performance of the top 45 U.S. exchange-listed closed-end funds (the “Underlying Funds”), as selected and ranked according to factors employed by the Index methodology that are designed to result in a portfolio that produces high current income (the “Methodology”).

The Index universe is not limited by the types of securities or other instruments in which an Underlying Fund may invest, nor the investment strategy an Underlying Fund may employ. Thus, the Underlying Funds may invest in a variety of securities including, but not limited to, equity securities (both dividend and non-dividend paying), foreign securities (including depositary receipts), taxable investment grade fixed income securities, investment grade municipal securities, taxable high yield fixed income securities and high yield municipal securities (commonly referred to as “junk bonds”), preferred securities, convertible securities, commodities, real-estate related securities, including real estate investment trusts (“REITs”), and derivatives. The Underlying Funds may employ different investment strategies including, but not limited to, dividend strategies, global and international strategies, covered call option strategies, balanced strategies, limited duration strategies, tax and risk-managed strategies, sector strategies, real estate, energy, utility, commodity, natural resources and other equity or income-oriented strategies.

Constituent securities of the Index are selected from all closed-end funds which are organized in the United States and whose shares are listed and trade on a U.S. securities exchange. The only type of security issued by an Underlying Fund that will be considered for inclusion in the Index is common stock (or its equivalent). To be eligible for inclusion in the Index, a security must:

•	be listed on one of the Nasdaq Stock Market®, the New York Stock Exchange, NYSE American, or the CBOE Exchange;

•	have a market capitalization of at least $500 million; and

•	have a six-month average daily traded value of at least $1 million.

Each eligible Index constituent is then ranked and ordered according to the following factors:

•	by fund yield (the total income return of a fund, which takes into account all distributions made by a closed-end fund, including return of capital) with funds with larger fund yields ranked more highly;

•	by share price premium/discount to net asset value (“NAV”) on the Index rebalancing date with funds with a premium or smaller discount ranked more highly than those with a larger discount; and

•	by fund average daily value of shares traded over the six month period prior to the Index rebalancing date, with higher shares traded ranked more highly.

A combined rank score for each eligible Index constituent is then calculated in accordance with the methodology and constituents are ranked from lowest to highest. The top 45 ranked Underlying Funds are then included in the Index. While the Index seeks to have 45 components, that number is a maximum limit and not a fixed target. Index constituents are weighted according to a “modified” linear weighted methodology, meaning that the top-ranked Index constituent will receive the greatest weighting and will be equal to the multiple of the smallest weighting (i.e., in an index with 45 constituents, the top weighted constituent’s weighting will be 45 times that of the weighting of the lowest weighted constituent). The initial Index weights must meet the following restraints: (i) no constituent may exceed 3%; and (ii) no constituent weight may exceed 100% of the ratio between such security’s six-month average daily traded value and $10 million. The Index weight adjustment is conducted that all securities with uncapped final weights share a common difference between their respective final weights and initial weights.

The Index is rebalanced semi-annually in January and July, but may be adjusted more frequently for specific corporate events, as detailed in the Methodology. The Index is unmanaged and cannot be invested in directly.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the Underlying Funds comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the Underlying Funds in the Index.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, except to the extent the Index upon which the Fund is based concentrates in an industry or a group of industries. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in securities of companies in one or more sectors.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally invest at least 80% of its total assets in securities of the Index
Supplement Closing [Text Block]	ck0001633061_SupplementClosingTextBlock	Please Retain This Supplement for Future Reference.